Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GABELLI CAPITAL SERIES FUNDS INC
Entity Central Index Key	0000901246
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002849
Shareholder Report [Line Items]
Fund Name	Gabelli Capital Asset Fund
Class Name	Single Share Class
Trading Symbol	Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gabelli Capital Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Capital Asset Fund - Single Share Class	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Capital Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 3000 Index. Like other value portfolios, the Fund lagged its benchmarks, as it did not hold large positions in the “Magnificent Seven.” Uncertainty regarding interest rate cuts eased in the second quarter as the Federal Reserve appeared to be pivoting towards an easing of rates later this year. Robust and continuing deal activity featuring large transactions was a positive driver, while uncertainty regarding the elections and the direction of the economy and inflation detracted from performance.

Line Graph [Table Text Block]
	Gabelli Capital Asset Fund - Single Share Class	S&P 500 Index	Russell 3000 Index
6/14	10,000	10,000	10,000
6/15	9,865	10,742	10,729
6/16	9,374	11,171	10,959
6/17	10,889	13,170	12,987
6/18	12,121	15,063	14,907
6/19	12,559	16,632	16,245
6/20	10,453	17,881	17,306
6/21	15,936	25,175	24,948
6/22	13,488	22,501	21,488
6/23	15,309	26,910	25,560
6/24	16,489	33,519	31,472

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
Gabelli Capital Asset Fund - Single Share Class	2.54%	7.71%	5.60%	5.13%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	www.confluence.com/funds
AssetsNet	$ 60,089,991
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 231,246
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$60,089,991 Number of Portfolio Holdings111 Portfolio Turnover Rate1% Management Fees$231,246
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Financials	12.9%
Consumer Staples	8.7%
Machinery	7.8%
Materials	7.1%
Information Technology	6.8%
Media	6.8%
Diversified Industrial	6.5%
Entertainment	5.9%
Other Industry sectors	37.6%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
HEICO Corp.	3.7%
The Bank of New York Mellon Corp.	3.6%
Texas Instruments Inc.	3.1%
Paramount Global	3.0%
Sony Group Corp.	3.0%
AMETEK Inc.	2.9%
ITT Inc.	2.9%
Freeport-McMoRan Inc.	2.8%
Diageo plc	2.7%
United States Cellular Corp.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com